Significant Accounting Estimates and Judgments	12 Months Ended
Dec. 31, 2025
Significant Accounting Estimates and Judgments
Significant Accounting Estimates and Judgments
3.	Significant Accounting Estimates and Judgments

The preparation of these financial statements in conformity with IFRS required management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Management believes the estimates and assumptions used in these financial statements are reasonable; however, actual results could differ from those estimates and could impact future results of operations and cash flows.

The Company’s significant accounting estimates and judgements applied in these financial statements are as follows:

ACCOUNTING FOR ACQUISITION OF ASSETS AND STREAM, ROYALTY AND OTHER INTERESTS

The Company’s business is the acquisition of stream, royalties and other interests. Each stream, royalty and other interest has its own unique terms and judgement is required to assess the appropriate accounting treatment. The determination of whether an acquisition should be accounted for as stream, royalty and other interest or a financial instrument requires the consideration of factors such as (i) the terms of the agreement; (ii) the applicability of the own use exemption under IFRS 9 Financial Instruments (“IFRS 9”); and (iii) whether there is a contractual commitment to repay amounts under the stream, royalty and other interests. The assessment of whether an acquisition meets the definition of a business or whether assets are acquired is another area of key judgement. If deemed to be a business combination, applying the acquisition method to business combinations requires each identifiable asset and liability to be measured at its acquisition date fair value. The excess, if any, of the fair value of the consideration over the fair value of the net identifiable assets acquired is recognized as goodwill. The determination of the acquisition date fair values often requires management to make assumptions and estimates about future events. The assumptions and estimates with respect to determining the fair value of stream, royalty and other interests generally require a high degree of judgement, and include estimates of Mineral Reserves and Resources acquired, future production, metal prices, discount rates, conversion of Resources and exploration potential, foreign exchange rates, taxes, future capital expansion plans and the associated production implications. Changes in any of the assumptions or estimates used in determining the fair value of acquired assets and liabilities could impact the amounts assigned to assets and liabilities.

ATTRIBUTABLE RESERVE AND RESOURCE ESTIMATES

Stream, royalty and other interests are a significant class of assets of the Company, with a carrying value of $318.7 million at December 31, 2025 (December 31, 2024 — $165.4 million). This amount represents the capitalized expenditures related to the acquisition of the stream, royalty and other interests net of accumulated depletion and any impairments. The Company estimates the Reserves and Resources relating to each interest. Reserves and Resources are estimates of the amount of minerals that can be economically and legally extracted from the mining properties at which the Company has stream and royalty interests, adjusted where applicable to reflect the Company’s percentage entitlement to minerals produced from such mines. The public disclosures of Reserves and Resources that are released by the operators of the interests involve assessments of geological and geophysical studies and economic data and the reliance on a number of assumptions, including commodity prices and production costs. The estimates of Reserves and Resources may change based on additional knowledge gained subsequent to the initial assessment. Changes in the estimates of Reserves or Resources, or the date of initial production from the mine may impact the carrying value of the Company’s stream, royalty and other interests and depletion charges. Stream, royalty and other interests related to producing mines are bifurcated into a depletable and non-depletable balance. The split between the depletable and non-depletable balances is based on a discounted cash flow analysis of the mine plan in question for that royalty or stream. Included in the depletable balance is 100% of Mineral Reserves and a portion of Resources. Included in the non-depletable balance are the remaining Resources (not included in the depletable balance) and any exploration potential, if applicable. If estimates of the value of the depletable and non-depletable balances of a mining property prove to be inaccurate, this could increase the amount of future depletion expense which would reduce the Company’s net income and net assets. Changes to depletion rates are accounted for prospectively.

IMPAIRMENT OF STREAM, ROYALTY AND OTHER INTERESTS

Assessment of impairment of stream, royalty and other interests requires the use of judgments, assumptions and estimates when assessing whether there are any indicators that could give rise to the requirement to conduct a formal impairment test as well as in the assessment of their fair values. The assessment of the fair values of stream, royalty and other interests requires the use of estimates and assumptions for Mineral Reserves and Resources, future production, commodity prices, discount rates, conversion of Resources and exploration potential, foreign exchange rates, taxes, future capital expansion plans and the associated production implications. In addition, the Company may use other approaches in determining fair value which may include estimates related to (i) dollar value per unit of mineral reserve/resource; (ii) net asset value multiples (iii) cash-flow multiples; (iv) comparable transactions and (v) market capitalization of comparable assets. Changes in any of the estimates used in determining the fair value of the stream, royalty and other interests could impact the impairment analysis.

FAIR VALUE OF GREENSTONE GOLD INTEREST

The fair value of the Greenstone gold interest was determined by calculating the present value of the future gold deliveries under the GPA. The determination of the fair value of the Greenstone gold interest at period end requires the use of estimates and assumptions for commodity prices, discount rates and the timing of gold receipts received by Versamet under the GPA with Equinox. Changes in any of the estimates and/or assumptions used in determining the fair value could impact the fair value of the Greenstone gold interest at period end and the associated change in fair value of the Greenstone gold interest recorded in the Statement of Income (Loss) and Comprehensive Income (Loss) during the period. Changes in each of the following key assumptions and estimates would have the following impact on the value of the GPA as at December 31, 2025 (with an associated movement in the Statement of Income (Loss) and Comprehensive Income (Loss)):

	Sensitivity applied to key	Impact on GPA asset value
Key assumption	assumption	at December 31, 2025
Gold price	+/- 10%	+/- $7.6 million
Discount rate	+/- 1%	- $3.7 million / + $4.1 million

FUNCTIONAL CURRENCY

The functional currency of the Company is the currency of the primary economic environment in which the entity operates. Determination of functional currency may involve certain judgments to determine the primary economic environment and the Company reconsiders functional currency if there is a change in events and conditions which determine the primary economic environment.

INCOME TAXES

The interpretation of new and existing tax laws or regulations in any of the countries in which our royalty and other interests are located or to which shipments of commodities are made or received requires the use of judgment. Differing interpretation or changes to these laws or regulations could result in an increase in the Company’s taxes, or other governmental charges, duties or impositions. In addition, the recoverability of deferred income tax assets, including expected periods of reversal of temporary differences and expectations of future taxable income, are assessed by management at the end of each reporting period and adjusted, as necessary, on a prospective basis.

SHARE-BASED COMPENSATION

Stock options

The Company utilizes the BSM to estimate the fair value of stock options granted to directors, officers, employees and consultants of the Company. The use of the BSM requires management to make various estimates and assumptions that impact the value assigned to the stock options including the expected volatility of the stock price, the risk-free interest rate, dividend yield, the expected life of the stock options and the number of options expected to vest. The expected term of the options granted is determined based on historical data of the average hold period before exercise, cancellation or expiry. Volatility is estimated using the historic stock price of similar listed entities, the expected term and the number of equity instruments expected to vest is estimated using management judgement. Prior to the Company publicly listing its common shares, the expected volatility is estimated with reference to the historical volatility of the share price of a peer group of companies as applicable. Any changes in these assumptions and estimates could change the amount of share-based compensation recognized in profit or loss and the share-based compensation reserve. Significant assumptions related to share-based payments are disclosed in note 9.

PRSUs

The Company uses a Monte Carlo pricing model to estimate the fair value of PRSUs granted to directors, officers, employees and consultants of the Company. The use of the Monte Carlo pricing model requires management to make various estimates and assumptions that impact the value assigned to the PRSUs including assumptions with respect to share price, expected life, share price volatility, correlation assumptions and discount rates. Changes in these assumptions and estimates could change the fair value of the amount of share-based compensation recognized in profit or loss and the share-based compensation reserve. Significant assumptions related to PRSUs are disclosed in note 9.